Basis of preparation of the financial statements - Additional Information (Detail) ¥ in Billions	Apr. 01, 2019 JPY (¥)
IFRS 16 [member]
Disclosure of subsidiaries [line items]
Right of use lease assets and liabilities	¥ 28